Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Components of Income Tax Expense

Table 91: Components of Income Tax Expense

Year ended December 31
In millions	2016	2015	2014
Current
Federal	$871	$927	$1,084
State	71	33	68
Total current	942	960	1,152
Deferred
Federal	301	320	220
State	25	84	35
Total deferred	326	404	255
Total	$1,268	$1,364	$1,407

Deferred Tax Assets and Liabilities

Table 92: Deferred Tax Assets and Liabilities

December 31 - in millions	2016	2015
Deferred tax assets
Allowance for loan and lease losses	$976	$1,032
Compensation and benefits	548	654
Partnership investments	307	295
Loss and credit carryforward	460	502
Accrued expenses	505	542
Other	252	320
Total gross deferred tax assets	3,048	3,345
Valuation allowance	(75)	(61)
Total deferred tax assets	2,973	3,284
Deferred tax liabilities
Leasing	1,374	1,413
Goodwill and intangibles	312	320
Fixed assets	391	391
Net unrealized gains on securities and financial instruments	284	453
BlackRock basis difference	2,361	2,327
Other	617	542
Total deferred tax liabilities	5,339	5,446
Net deferred tax liability	$2,366	$2,162

Reconciliation of Statutory and Effective Tax Rates

Table 93: Reconciliation of Statutory and Effective Tax Rates

Year ended December 31	2016	2015	2014
Statutory tax rate	35.0%	35.0%	35.0%
Increases (decreases) resulting from
State taxes net of federal benefit	1.2	1.4	1.2
Tax-exempt interest	(2.4)	(2.3)	(2.2)
Life insurance	(1.9)	(1.7)	(1.7)
Dividend received deduction	(1.8)	(1.7)	(1.5)
Tax credits	(4.4)	(3.9)	(4.4)
Other	(1.6)	(2.0) (a)	(1.3)
Effective tax rate	24.1%	24.8%	25.1%
(a)	Includes tax benefits associated with settlement of acquired entity tax contingencies.

Net Operating Loss Carryforwards
Table 94: Net Operating Loss Carryforwards
	December 31	December 31
Dollars in millions	2016	2015	Expiration
Net Operating Loss Carryforwards:
Federal	$759	$878	2032
State	$2,345	$2,272	2017 - 2036

Change in Unrecognized Tax Benefits

Table 95: Change in Unrecognized Tax Benefits

In millions	2016	2015	2014
Balance of gross unrecognized tax benefits at January 1	$26	$77	$110
Increases:
Positions taken during a prior period	14	17
Decreases:
Positions taken during a prior period	(14)	(9)	(27)
Settlements with taxing authorities		(52)	(1)
Reductions resulting from lapse of statute of limitations	(4)	(7)	(5)
Balance of gross unrecognized tax benefits at December 31	$22	$26	$77
Favorable impact if recognized	$18	$20	$64

IRS Tax Examination Status
Table 96: IRS Tax Examination Status

Status at
	Years under examination	December 31
Federal	2011 - 2013	Completed
	2014 - 2015	Under exam